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Virtus KAR Mid-Cap ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE
Virtus KAR Mid-Cap ETF (the “Fund”) seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus KAR Mid-Cap ETF Virtus KAR Mid-Cap ETF
Management Fee	0.80%	[1]
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.80%
[1]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”) pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Virtus KAR Mid-Cap ETF | Virtus KAR Mid-Cap ETF | USD ($)	84	263

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues long-term capital appreciation in the medium capitalization sector while seeking less market risk than the Russell Midcap® Index. The Fund invests in medium market capitalization companies believed by Kayne Anderson Rudnick Investment Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), to be undervalued relative to their future growth potential. The investment strategy emphasizes companies believed by the Sub-Adviser to have a sustainable competitive advantage, strong management and low financial risk (i.e., companies with relatively strong balance sheets and relatively low financial leverage while at the same time generally not being capital intensive) and to be able to grow over market cycles. Although the Fund invests primarily in U.S. companies, it may invest in American depositary receipts (“ADRs”).

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in securities of medium market capitalization companies. As of the date of this Prospectus, the Sub-Adviser considers medium market capitalization companies for this purpose to be those companies that have market capitalizations generally above $10 billion up to the highest market capitalization of companies included in the Russell Midcap® Index. As of August 31, 2024, the highest market capitalization of companies included in the Russell Midcap® Index was $71.0 billion. Generally, the Fund invests in approximately 25 to 35 securities at any given time.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Consumer Discretionary, Financials, Industrials and Information Technology sectors.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Virtus KAR Mid-Cap ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus KAR Mid-Cap ETF | Equity Securities Risk [Member]

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus KAR Mid-Cap ETF | Medium Capitalization Companies Risk [Member]

Medium Capitalization Companies Risk. Medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Virtus KAR Mid-Cap ETF | Depositary Receipts Risk [Member]
Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities of foreign issuers.
Virtus KAR Mid-Cap ETF | Limited Number of Holdings Risk [Member]

Limited Number of Holdings Risk. Because the Fund holds a more limited number of securities, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.

Virtus KAR Mid-Cap ETF | Risk Nondiversified Status [Member]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Virtus KAR Mid-Cap ETF | Sector Focus Risk [Member]

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Virtus KAR Mid-Cap ETF | Issuer Risk [Member]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus KAR Mid-Cap ETF | Market Risk [Member]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus KAR Mid-Cap ETF | Management Risk [Member]
Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus KAR Mid-Cap ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus KAR Mid-Cap ETF | Authorized Participant Risk [Member]
●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus KAR Mid-Cap ETF | Costs of Buying or Selling Shares [Member]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus KAR Mid-Cap ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus KAR Mid-Cap ETF | National Closed Market Trading Risk [Member]
●	National Closed Market Trading Risk. To the extent that the underlying securities held by the Fund trade on foreign exchanges or in foreign markets that are closed when the securities exchange on which a Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., a Fund’s quote from the closed foreign market). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of a Fund’s underlying securities and/or other assets trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations may result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other ETFs that don't hold foreign securities.

Virtus KAR Mid-Cap ETF | Small Fund Risk [Member]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.